Equity (Details 3)	12 Months Ended
Dec. 31, 2025 shares
IfrsStatementLineItems [Line Items]
Number of shares issued, beginning
Number of shares granted	2,433,550
Number of shares issued, ending	2,433,550
Performance Share [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued, beginning
Number of shares granted	2,066,834
Number of shares issued, ending	2,066,834
Restricted Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued, beginning
Number of shares granted	366,716
Number of shares issued, ending	366,716